Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Restricted Net Assets
Amount of restricted net assets of PRC subsidiaries	¥ 161,109	¥ 109,000